Stockholders' Deficit - Authorization of Convertible Preferred Stock (Details) (Series A Preferred Stock [Member])	0 Months Ended
	May 25, 2011	May 31, 2011
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares outstanding		240
Preferred stock, shares issued		230
Preferred stock, conversion basis	Each share of the Series A Preferred Stock was convertible into 758 shares of common stock at the option of the preferred holder and does not have a redemption feature